Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments
Schedule of fair value of the derivative assets

	As of
	December 31,
	2019	2020
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	18	—
Forward foreign exchange contracts	389	327
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	3,594	5,768
Total	4,001	6,095
Derivative financial instruments, current assets	429	534
Derivative financial instruments, non-current assets	3,572	5,561
Total	4,001	6,095

Schedule of fair value of the derivative liabilities

	As of
	December 31,
	2019	2020
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	49,891	113,855
Forward foreign exchange contracts	41	—
Total	49,932	113,855
Derivative financial instruments, current liability	8,095	35,415
Derivative financial instruments, non-current liability	41,837	78,440
Total	49,932	113,855

Schedule of analysis of loss on derivatives

	For the year ended
	December 31,
	2018	2019	2020
Unrealized loss on derivative financial instruments held for trading	(7,922)	(54,050)	(64,044)
Realized gain/(loss) on interest rate swaps held for trading	1,893	3,164	(20,855)
Realized gain/(loss) on forward foreign exchange contracts held for trading	241	(3,707)	564
Recycled loss of cash flow hedges reclassified to profit or loss	—	(697)	—
Ineffective portion of cash flow hedges	(289)	(151)	(323)
Total	(6,077)	(55,441)	(84,658)

Interest rate swaps
Financial Instruments
Schedule of principal terms of instruments held for trading

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2019	2020
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	N/A
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog (1)	Nordea Bank Finland (“Nordea”)	July 2016	July 2016	July 2020	1.815%	66,667	N/A
GasLog (1)	SCB	July 2020	July 2016	July 2022	2.015%	N/A	66,667
GasLog	SEB	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog (2)	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%/2.17%	100,000	100,000
GasLog (1)	Nordea	Feb 2017	Feb 2017	July 2020	2.0145%	100,000	N/A
GasLog (1)	SCB	July 2020	Feb 2017	Mar 2022	2.2145%	N/A	100,000
GasLog	ABN	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog	Nordea	May 2018	July 2020	July 2026	3.070%	N/A	66,667
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	N/A	50,000
GasLog (7)	SEB	May 2018	Apr 2018	September 2020	2.300%	50,000	N/A
GasLog (5)	DNB	May 2018	July 2020	July 2020	3.056%	N/A	N/A
GAS-twenty seven Ltd. (5)	DNB	July 2020	July 2020	July 2024	3.146%	N/A	48,889
GAS-twenty seven Ltd. (5)	ING	July 2020	July 2020	July 2024	3.24%	N/A	24,444
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	33,333
GasLog	HSBC	May 2018	Apr 2018	July 2025	2.550%	33,333	33,333
GasLog	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	N/A	30,000
GasLog (3)	CITI	May 2018	July 2021	July 2025	3.095%	N/A	N/A
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	73,333	73,333
GasLog	SEB	December 2018	July 2020	July 2024	2.958%	N/A	50,000
GasLog (4)	Nordea	December 2018	July 2020	May 2020	2.937%	N/A	N/A
GasLog (4)	ING	May 2020	July 2020	July 2024	3.127%	N/A	100,000
GasLog (6)	DNB	December 2018	April 2020	April 2020/July 2020	2.979%	N/A	N/A
GAS- twenty seven Ltd. (6)	DNB	July 2020	April 2020	April 2025	2.979%/3.069%	N/A	40,000
GAS- twenty seven Ltd. (6)	ING	July 2020	July 2020	April 2025	3.176%	N/A	20,000
GAS- fifteen Ltd. (7)	NBG	September 2020	October 2020	July 2025	1.795%	N/A	94,923
					Total	1,170,000	1,578,256
(1)

In July 2020, the Group novated to SCB two interest rate swaps with Nordea originally maturing in March and July 2022 with notional amounts of $100,000 and $66,667, respectively. Upon transfer, SCB amended the fixed interest rate for their additional credit charges of 20bps.

(2)	The fixed interest rate was agreed at 2.005% until May 2020 and was increased at 2.17% from May 2020 to February 2022.
(3)	In May 2018, the Group entered into a new interest rate swap agreement with a notional amount of $30,000 maturing in July 2025.
(4)

In May 2020, the Group terminated an interest rate swap with Nordea originally maturing in July 2024 and replaced it with a new swap with ING of the same notional amount of $100,000 and the same maturity date of July 2024 with an effective date of July 2020. The impact of these parallel transactions for the Group was a loss of $41.

(5)

In July 2020, the Group terminated an interest rate swap with DNB originally maturing in July 2024 and replaced it with two new interest rate swap agreements entered by GAS-twenty seven Ltd. with DNB and ING of the same total notional amount of $73,333 and the same maturity date of July 2024 with an effective date of July 2020 and with no cash impact on the Group.

(6)

In July 2020, the Group terminated an interest rate swap with DNB originally maturing in April 2025 and replaced it with two new interest rate swap agreements entered by GAS-twenty seven Ltd. with DNB and ING of the same total notional amount of $60,000 and the same maturity date of April 2025 with an effective date of April and July 2020 and with no cash impact on the Group.

(7)

In September 2020, the Group terminated an interest rate swap with SEB originally maturing in July 2025 and replaced it with a new interest rate swap agreement entered by GAS-fifteen Ltd. with NBG of initial notional amount of $96,815 and the same maturity date of July 2025 with an effective date of October 2020 and with no cash impact on the Group.

Cross currency swaps
Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2019	2020
GasLog(1)	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog(1)	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog(1)	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550
(1)

On November 27, 2019, in conjunction with the issuance of the NOK 2024 Bonds, the Group entered into these CCSs to exchange interest payments and principal on maturity on the same terms as the NOK 2024 Bonds.

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(EUR/USD)	(in thousands)
GasLog	ABN	November 2020	3	January - March 2021	1.1978582 - 1.1995155	€6,000
GasLog	Citibank Europe PLC UK	November 2020	3	January - March 2021	1.1975 - 1.1991	€7,500
					Total	€13,500

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(JPY/USD)	(in thousands)
GasLog	Citibank Europe PLC UK	November 2020	1	January 2021	0.0096019938	JP¥	29,397
					Total	JP¥	29,397